Financial Instruments / Risk Management - Additional Information (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Listed price of warrants percentage	5.00%
Lower/higher of net loss	SFr 1.0	SFr 0.3
Fixed rate of preferred dividend deemed interest	6.00%